Stockholders’ Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of stock options activities

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2018	-	-
Granted	400,000	0.0001
Granted Forfeited	(100,000)	(0.0001)
Balance Outstanding, December 31, 2019	300,000	0.0001	4.5	104,970
Granted	-	-
Forfeited	-	-
Balance Outstanding, December 31, 2020	300,000	$0.0001	3.5	$127,290
Exercisable, December 31, 2020	300,000	$0.0001	3.5	$127,290

Schedule of warrant activities

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2018	-	-
Granted	2,225,000	0.20
Forfeited	-	-
Balance Outstanding, December 31, 2019	2,225,000	0.20	4.8	333,750
Granted	-	-		-
Forfeited	(2,225,000)	0.20
Balance Outstanding, December 31, 2020	-	$-	-	$-
Exercisable, December 31, 2020	-	$-	-	$-